Inventories, Net (Detail) - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013
Inventory Disclosure [Abstract]
Inventory, Finished Goods, Net of Reserves	$ 253,333	$ 285,271
Inventory, Work in Process, Net of Reserves	58,329	67,718
Inventory, Raw Materials and Supplies, Net of Reserves	75,433	85,570
Inventory, Net	$ 387,095	$ 438,559